Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Pre-tax Amounts Recognized in AOCI (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	$ (12)	$ (11)
Actuarial loss (gain)	2	(6)
Net gain recognized	(10)	(17)
Prior service cost	(1)
Actuarial gain	0
Net gain recognized	(1)
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(47)	(34)
Actuarial loss (gain)	1	2
Net gain recognized	(46)	$ (32)
Prior service cost	(5)
Actuarial gain	0
Net gain recognized	$ (5)